ACCOUNTS RECEIVABLE	9 Months Ended
Sep. 30, 2024
Receivables [Abstract]
ACCOUNTS RECEIVABLE

NOTE 6 – ACCOUNTS RECEIVABLE

Accounts receivable consisted of the following as of September 30, 2024 and December 31, 2023:

	September 30, 2024	December 31, 2023
Accounts receivable	$932,839	$868,948
Less: Allowance for doubtful accounts	(5,458)	–
Accounts receivable, net	$927,381	$868,948

The Company performed an analysis of the trade receivables related to Wildlife Specialists and determined that $5,458 is uncollectible. As of September 30, 2023, the Company recorded a bad debt provision for this amount.